Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Standardized Measure of Discounted Future Net Cash Flows (Detail) - Crude Oil Reserves - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Future cash inflows	$ 362,836	$ 512,547	$ 371,331
Future production costs (excluding profit taxes)	(157,758)	(174,115)	(146,062)
Future development costs	(26,082)	(26,013)	(24,184)
Future cash flows before tax	178,996	312,419	201,085
Future production and excess gains taxes	(135,723)	(205,035)	(146,416)
Future net cash flows	43,273	107,384	54,669
Effect of discounting net cash flows by 10%	(15,421)	(44,461)	(18,443)
Standardized measure of discounted future net cash flows	$ 27,852	$ 62,923	$ 36,226